MORTGAGES PAYABLE (Details) - Schedule of mortgages payable - USD ($)		12 Months Ended
		Jul. 31, 2025	Jul. 31, 2024
Extinguishment of Debt [Line Items]
Deferred financing costs			$ (16,519)
Total		$ 3,235,561	3,874,246
Long-Term Debt [Member] | Bond St. building, Brooklyn, NY [Member]
Extinguishment of Debt [Line Items]
Current Annual Interest Rate	[1]	4.375%
Final Payment Date	[1]	Dec. 01, 2024
Long term loan	[1]		497,045
Long-Term Debt [Member] | Fishkill building [Member]
Extinguishment of Debt [Line Items]
Current Annual Interest Rate	[2]	3.98%
Final Payment Date	[2]	Apr. 01, 2040
Long term loan	[2]	$ 3,235,561	$ 3,393,720

[1]	In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan was self-liquidating over a period of five years and was secured by the Nine Bond Street land and building in Brooklyn, New York. This loan was paid off in December 2024.
[2]	In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York land and building; amortized over a 20-year period with an interest rate of 3.98%. Effective any time after April 1, 2025 through April 1, 2040, the bank may demand a balloon payment for the full amount outstanding. Although the interest rate is currently favorable, the company may choose to refinance the mortgage after April 1, 2025; however, the bank is under no obligation to refinance if or when the balloon payment comes due upon demand.